Document and Entity Information	Oct. 21, 2019
Cover [Abstract]
Entity Registrant Name	NETFLIX INC
Amendment Flag	false
Entity Central Index Key	0001065280
Document Type	8-K
Document Period End Date	Oct. 21, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35727
Entity Tax Identification Number	77-0467272
Entity Address, Address Line One	100 Winchester Circle
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	540-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	NFLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false